Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett
Alpha Strategy Fund
Focused Growth Fund
Focused Large Cap Value Fund
Focused Small Cap Value Fund
Fundamental Equity Fund
Global Equity Fund
Growth Leaders Fund
Health Care Fund
International Equity Fund
International Opportunities Fund
International Value Fund
Micro Cap Growth Fund
Value Opportunities Fund

For the period ended July 31, 2024

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND July 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.99%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.99%
Lord Abbett Developing Growth Fund, Inc. - Class I*(c)	4,465,840	$123,301,835
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I(d)	2,125,268	67,392,263
Lord Abbett Securities Trust - International Opportunities Fund - Class I(d)	6,331,232	126,877,881
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I*(d)	3,349,163	64,538,364
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I(d)	5,797,995	132,542,165
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(d)	6,138,026	131,415,149
Total Investments in Underlying Funds (cost 567,054,561)		646,067,657
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.08%

Repurchase Agreements 0.08%
Repurchase Agreement dated 7/31/2024, 2.800% due 8/1/2024 with Fixed Income Clearing Corp. collateralized by $547,900 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $516,738; proceeds: $506,524 (cost $506,484)	$506,484	$506,484
Total Investments in Securities 100.07% (cost $567,561,045)		646,574,141
Other Assets and Liabilities – Net (0.07)%		(445,812)
Net Assets 100.00%		$646,128,329

*	Non-income producing security.
(a)	Affiliated issuer.
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$646,067,657	$–	$–	$646,067,657
Short-Term Investments
Repurchase Agreements	–	506,484	–	506,484
Total	$646,067,657	$506,484	$–	$646,574,141

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND July 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.97%

COMMON STOCKS 97.97%

Biotechnology 6.88%
Blueprint Medicines Corp.*	6,416	$694,853
Natera, Inc.*	15,019	1,537,795
REVOLUTION Medicines, Inc.*	26,939	1,229,496
SpringWorks Therapeutics, Inc.*	13,431	482,307
Total		3,944,451

Broadline Retail 9.27%
Amazon.com, Inc.*	20,027	3,744,649
MercadoLibre, Inc. (Uruguay)*(a)	938	1,565,428
Total		5,310,077

Capital Markets 2.25%
Evercore, Inc. Class A	5,156	1,291,011

Communications Equipment 2.46%
Arista Networks, Inc.*	4,062	1,407,686

Electrical Equipment 2.09%
Eaton Corp. PLC	3,934	1,199,044

Entertainment 6.40%
Netflix, Inc.*	2,344	1,472,852
Spotify Technology SA (Sweden)*(a)	6,386	2,196,401
Total		3,669,253

Ground Transportation 2.44%
Uber Technologies, Inc.*	21,714	1,399,902

Health Care Equipment & Supplies 4.79%
Boston Scientific Corp.*	15,473	1,143,145
Intuitive Surgical, Inc.*	3,596	1,598,818
Total		2,741,963

Hotels, Restaurants & Leisure 1.92%
Chipotle Mexican Grill, Inc.*	20,215	1,098,079
Investments	Shares	Fair Value
Information Technology Services 2.05%
Wix.com Ltd. (Israel)*(a)	7,520	$1,172,556

Interactive Media & Services 10.49%
Alphabet, Inc. Class A	19,811	3,398,379
Meta Platforms, Inc. Class A	3,215	1,526,578
Reddit, Inc. Class A*(b)	17,886	1,088,363
Total		6,013,320

Media 1.96%
Trade Desk, Inc. Class A*	12,481	1,121,792

Pharmaceuticals 2.82%
Eli Lilly & Co.	2,007	1,614,170

Semiconductors & Semiconductor Equipment 21.41%
Applied Materials, Inc.	7,377	1,565,400
Broadcom, Inc.	8,797	1,413,502
Monolithic Power Systems, Inc.	1,702	1,468,979
NVIDIA Corp.	66,807	7,817,755
Total		12,265,636

Software 17.37%
Appfolio, Inc. Class A*	4,760	1,054,245
AppLovin Corp. Class A*	14,561	1,122,653
CyberArk Software Ltd. (Israel)*(a)	5,532	1,418,294
Datadog, Inc. Class A*	10,839	1,262,093
Microsoft Corp.	9,361	3,916,175
Palantir Technologies, Inc. Class A*	43,945	1,181,681
Total		9,955,141

Technology Hardware, Storage & Peripherals 3.37%
Apple, Inc.	8,682	1,928,098
Total Common Stocks (cost $40,658,732)		56,132,179

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND July 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.13%

Repurchase Agreements 1.99%
Repurchase Agreement dated 7/31/2024, 2.800% due 8/1/2024 with Fixed Income Clearing Corp. collateralized by $1,233,000 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $1,162,810; proceeds: $1,139,948 (cost $1,139,859)	$1,139,859	$1,139,859
Investments	Shares	Fair Value
Money Market Funds 1.03%
Fidelity Government Portfolio(c) (cost $588,406)	588,406	$588,406

Time Deposits 0.11%
CitiBank N.A.(c) (cost $65,378)	65,378	65,378
Total Short-Term Investments (cost $1,793,643)		1,793,643
Total Investments in Securities 101.10% (cost $42,452,375)		57,925,822
Other Assets and Liabilities – Net (1.10)%		(627,991)
Net Assets 100.00%		$57,297,831

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$56,132,179	$–	$–	$56,132,179
Short-Term Investments
Repurchase Agreements	–	1,139,859	–	1,139,859
Money Market Funds	588,406	–	–	588,406
Time Deposits	–	65,378	–	65,378
Total	$56,720,585	$1,205,237	$–	$57,925,822

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND July 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.37%

COMMON STOCKS 99.37%

Banks 4.81%
JPMorgan Chase & Co.	6,360	$1,353,408

Beverages 3.02%
Carlsberg AS Class B(a)	7,030	848,921

Biotechnology 3.59%
AbbVie, Inc.	5,450	1,009,994

Building Products 6.74%
Allegion PLC (Ireland)(b)	7,395	1,011,710
Masco Corp.	11,360	884,376
Total		1,896,086

Capital Markets 7.97%
Charles Schwab Corp.	16,317	1,063,705
KKR & Co., Inc.	9,530	1,176,479
Total		2,240,184

Construction Materials 3.54%
CRH PLC (Ireland)(b)	11,610	994,977

Consumer Staples Distribution & Retail 5.85%
BJ’s Wholesale Club Holdings, Inc.*	8,456	743,790
Target Corp.	5,990	900,956
Total		1,644,746

Electronic Equipment, Instruments & Components 3.42%
TD SYNNEX Corp.	8,070	961,702

Financial Services 3.62%
Fiserv, Inc.*	6,230	1,019,041

Health Care Equipment & Supplies 2.63%
Becton Dickinson & Co.	3,070	740,054

Health Care Providers & Services 5.93%
Labcorp Holdings, Inc.	4,190	902,693
Molina Healthcare, Inc.*	2,240	764,445
Total		1,667,138
Investments	Shares	Fair Value
Insurance 6.53%
Aon PLC Class A	3,010	$988,815
RenaissanceRe Holdings Ltd.	3,658	848,327
Total		1,837,142

Interactive Media & Services 3.86%
Alphabet, Inc. Class A	6,330	1,085,848

Machinery 6.31%
Cummins, Inc.	3,000	875,400
Parker-Hannifin Corp.	1,600	897,856
Total		1,773,256

Oil, Gas & Consumable Fuels 9.25%
Chesapeake Energy Corp.	9,470	722,845
Diamondback Energy, Inc.	4,540	918,487
Shell PLC ADR	13,120	960,647
Total		2,601,979

Real Estate Management & Development 3.22%
CBRE Group, Inc. Class A*	8,040	906,188

Semiconductors & Semiconductor Equipment 3.25%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,520	915,216

Software 6.50%
Adobe, Inc.*	1,630	899,190
Microsoft Corp.	2,217	927,482
Total		1,826,672

Specialty Retail 2.62%
Best Buy Co., Inc.	8,530	738,016

Technology Hardware, Storage & Peripherals 3.31%
NetApp, Inc.	7,330	930,763

Trading Companies & Distributors 3.40%
AerCap Holdings NV (Ireland)(b)	10,170	955,472
Total Common Stocks (cost $21,616,381)		27,946,803

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND July 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.37%

Repurchase Agreements 0.37%
Repurchase Agreement dated 7/31/2024, 2.800% due 8/1/2024 with Fixed Income Clearing Corp. collateralized by $113,400 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $107,016; proceeds: $104,772 (cost $104,763)	$104,763	$104,763
Total Investments in Securities 99.74% (cost $21,721,144)		28,051,566
Other Assets and Liabilities – Net 0.26%		74,265
Net Assets 100.00%		$28,125,831

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$848,921	$–	$848,921
Remaining Industries	27,097,882	–	–	27,097,882
Short-Term Investments
Repurchase Agreements	–	104,763	–	104,763
Total	$27,097,882	$953,684	$–	$28,051,566

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND July 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.53%

COMMON STOCKS 99.53%

Aerospace & Defense 3.63%
Leonardo DRS, Inc.*	138,173	$3,896,479

Air Freight & Logistics 1.95%
Radiant Logistics, Inc.*	337,258	2,097,745

Automobile Components 1.95%
Gentherm, Inc.*	37,968	2,095,074

Banks 15.03%
Axos Financial, Inc.*	33,414	2,439,556
Bancorp, Inc.*	60,818	3,152,805
First BanCorp	141,862	3,042,940
Prosperity Bancshares, Inc.	38,718	2,807,829
Seacoast Banking Corp. of Florida	92,133	2,564,983
Wintrust Financial Corp.	19,800	2,142,360
Total		16,150,473

Capital Markets 3.91%
Bridge Investment Group Holdings, Inc. Class A	217,610	1,773,521
Moelis & Co. Class A	35,668	2,425,424
Total		4,198,945

Chemicals 4.81%
Avient Corp.	65,849	2,979,009
Element Solutions, Inc.	81,088	2,185,321
Total		5,164,330

Commercial Services & Supplies 4.17%
Brady Corp. Class A	45,088	3,228,752
Vestis Corp.	96,928	1,257,156
Total		4,485,908
Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 8.22%
Advanced Energy Industries, Inc.	29,142	$3,391,255
Belden, Inc.	30,302	2,808,692
Mirion Technologies, Inc.*	249,453	2,629,235
Total		8,829,182

Energy Equipment & Services 2.64%
Liberty Energy, Inc.	117,536	2,838,494

Financial Services 4.93%
Compass Diversified Holdings	110,390	2,655,984
International Money Express, Inc.*	118,953	2,641,946
Total		5,297,930

Health Care Equipment & Supplies 3.04%
Integer Holdings Corp.*	16,401	1,947,783
Integra LifeSciences Holdings Corp.*	53,284	1,321,976
Total		3,269,759

Health Care Providers & Services 2.21%
Addus HomeCare Corp.*	19,615	2,380,476

Household Durables 2.37%
Taylor Morrison Home Corp.*	38,035	2,551,388

Insurance 7.55%
Bowhead Specialty
Holdings, Inc.*	60,996	1,709,718
Kemper Corp.	42,676	2,733,825
TWFG, Inc.*	34,524	872,076
White Mountains Insurance Group Ltd.	1,564	2,793,304
Total		8,108,923

Leisure Products 4.71%
Brunswick Corp.	35,354	2,879,583
YETI Holdings, Inc.*	52,703	2,179,269
Total		5,058,852

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FOCUSED SMALL CAP VALUE FUND July 31, 2024

Investments	Shares	Fair Value
Machinery 2.68%
Columbus McKinnon Corp.	75,482	$2,880,393

Media 2.80%
Criteo SA ADR*	67,656	3,013,398

Oil, Gas & Consumable Fuels 6.83%
MEG Energy Corp.*(a)	94,472	1,957,661
Northern Oil & Gas, Inc.	57,249	2,472,584
Permian Resources Corp.	189,726	2,910,397
Total		7,340,642

Professional Services 2.76%
WNS Holdings Ltd. (India)*(b)	49,762	2,964,820

Real Estate Management & Development 2.57%
Marcus & Millichap, Inc.	69,728	2,761,926

Semiconductors & Semiconductor Equipment 2.10%
Silicon Motion Technology Corp. ADR	32,450	2,253,328

Software 3.49%
CommVault Systems, Inc.*	10,787	1,648,793
Sapiens International Corp. NV (Israel)(b)	54,160	2,106,824
Total		3,755,617

Specialty Retail 1.44%
Academy Sports & Outdoors, Inc.	28,682	1,550,836

Tobacco 2.07%
Turning Point Brands, Inc.	59,110	2,229,629

Trading Companies & Distributors 1.67%
GMS, Inc.*	18,679	1,797,480
Total Common Stocks (cost $88,351,572)		106,972,027
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.35%

Repurchase Agreements 0.35%
Repurchase Agreement dated 7/31/2024, 2.800% due 8/1/2024 with Fixed Income Clearing Corp. collateralized by $399,600 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $376,880; proceeds: $369,415 (cost $369,387)	$369,387	$369,387
Total Investments in Securities 99.88% (cost $88,720,959)		107,341,414
Other Assets and Liabilities – Net 0.12%		133,340
Net Assets 100.00%		$107,474,754

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND July 31, 2024

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$106,972,027	$–	$–	$106,972,027
Short-Term Investments
Repurchase Agreements	–	369,387	–	369,387
Total	$106,972,027	$369,387	$–	$107,341,414

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND July 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.39%

COMMON STOCKS 99.39%

Aerospace & Defense 3.16%
Lockheed Martin Corp.	41,920	$22,717,286
RTX Corp.	353,110	41,486,894
Total		64,204,180

Banks 6.72%
JPMorgan Chase & Co.	412,720	87,826,816
Wells Fargo & Co.	817,100	48,486,714
Total		136,313,530

Beverages 1.39%
Carlsberg AS Class B(a)	232,840	28,117,047

Biotechnology 3.31%
AbbVie, Inc.	243,210	45,071,677
United Therapeutics Corp.*	70,280	22,018,021
Total		67,089,698

Building Products 3.43%
Allegion PLC (Ireland)(b)	252,196	34,502,935
Masco Corp.	450,510	35,072,203
Total		69,575,138

Capital Markets 8.68%
Ameriprise Financial, Inc.	60,440	25,993,431
Charles Schwab Corp.	658,610	42,934,786
KKR & Co., Inc.	381,500	47,096,175
Morgan Stanley	336,770	34,758,032
Nasdaq, Inc.	375,500	25,413,840
Total		176,196,264

Chemicals 1.53%
Dow, Inc.	568,800	30,982,536

Construction & Engineering 1.67%
EMCOR Group, Inc.	90,460	33,962,302

Construction Materials 1.80%
CRH PLC (Ireland)(b)	426,780	36,575,046
Investments	Shares	Fair Value
Consumer Finance 1.55%
American Express Co.	124,100	$31,402,264

Consumer Staples Distribution & Retail 3.30%
BJ’s Wholesale Club Holdings, Inc.*	340,120	29,916,955
Target Corp.	246,610	37,092,610
Total		67,009,565

Electric: Utilities 3.57%
Entergy Corp.	212,430	24,635,507
FirstEnergy Corp.	594,050	24,896,636
NextEra Energy, Inc.	300,910	22,986,515
Total		72,518,658

Electronic Equipment, Instruments & Components 1.57%
TD SYNNEX Corp.	266,990	31,817,198

Energy Equipment & Services 1.69%
Schlumberger NV	708,730	34,224,572

Financial Services 1.89%
Fiserv, Inc.*	234,490	38,355,529

Health Care Equipment & Supplies 1.56%
Becton Dickinson & Co.	131,600	31,723,496

Health Care Providers & Services 7.45%
Labcorp Holdings, Inc.	175,970	37,910,977
McKesson Corp.	62,100	38,316,942
Molina Healthcare, Inc.*	82,440	28,134,299
UnitedHealth Group, Inc.	81,090	46,720,814
Total		151,083,032

Household Products 0.92%
Procter & Gamble Co.	116,060	18,657,806

Industrial REITS 1.21%
Prologis, Inc.	195,170	24,601,179

Insurance 8.13%
Allstate Corp.	209,770	35,895,842
Aon PLC Class A	98,510	32,361,520
Arch Capital Group Ltd.*	326,060	31,230,027

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND July 31, 2024

Investments	Shares	Fair Value
Insurance (continued)
Arthur J Gallagher & Co.	119,740	$33,945,093
RenaissanceRe Holdings Ltd.	136,020	31,544,398
Total		164,976,880

Interactive Media & Services 2.93%
Alphabet, Inc. Class A	346,180	59,383,717

Life Sciences Tools & Services 1.57%
Thermo Fisher Scientific, Inc.	51,990	31,887,547

Machinery 3.63%
Cummins, Inc.	119,390	34,838,002
Parker-Hannifin Corp.	69,260	38,865,942
Total		73,703,944

Media 1.86%
Comcast Corp. Class A	915,170	37,769,066

Metals & Mining 1.04%
Steel Dynamics, Inc.	159,160	21,203,295

Oil, Gas & Consumable Fuels 7.06%
Chesapeake Energy Corp.	464,270	35,437,729
Diamondback Energy, Inc.	265,540	53,721,397
Shell PLC ADR	739,880	54,174,014
Total		143,333,140

Real Estate Management & Development 1.74%
CBRE Group, Inc. Class A*	313,910	35,380,796

Semiconductors & Semiconductor Equipment 2.62%
KLA Corp.	27,520	22,650,886
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	184,040	30,513,832
Total		53,164,718

Software 3.74%
Adobe, Inc.*	64,000	35,305,600
Microsoft Corp.	96,970	40,567,400
Total		75,873,000
Investments	Shares	Fair Value
Specialty Retail 4.98%
AutoZone, Inc.*	10,320	$32,339,681
Best Buy Co., Inc.	402,340	34,810,457
Lowe’s Cos., Inc.	137,920	33,860,739
Total		101,010,877

Technology Hardware, Storage & Peripherals 1.96%
NetApp, Inc.	313,700	39,833,626

Trading Companies & Distributors 1.73%
AerCap Holdings NV (Ireland)(b)	373,660	35,105,357
Total Common Stocks (cost $1,365,680,886)		2,017,035,003

	Principal Amount

SHORT-TERM INVESTMENTS 0.66%

Repurchase Agreements 0.66%
Repurchase Agreement dated 7/31/2024, 2.800% due 8/1/2024 with Fixed Income Clearing Corp. collateralized by $14,394,300 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $13,574,035; proceeds: $13,308,817 (cost $13,307,782)	$13,307,782	13,307,782
Total Investments in Securities 100.05% (cost $1,378,988,668)		2,030,342,785
Other Assets and Liabilities – Net (0.05)%		(1,041,843)
Net Assets 100.00%		$2,029,300,942

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND July 31, 2024

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$28,117,047	$–	$28,117,047
Remaining Industries	1,988,917,956	–	–	1,988,917,956
Short-Term Investments
Repurchase Agreements	–	13,307,782	–	13,307,782
Total	$1,988,917,956	$41,424,829	$–	$2,030,342,785

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)

GLOBAL EQUITY FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.88%

COMMON STOCKS 95.88%

Australia 1.30%

Diversified REITS 0.64%
Charter Hall Group	39,271	$327,950

Metals & Mining 0.66%
BHP Group Ltd.	12,254	340,354
Total Australia		668,304

Austria 1.91%

Banks
BAWAG Group AG†	13,460	982,983

Brazil 1.48%

Broadline Retail
MercadoLibre, Inc.*	457	762,687

Canada 1.39%

Consumer Staples Distribution & Retail 0.58%
Alimentation Couche-Tard, Inc.	4,832	297,868

Insurance 0.81%
Manulife Financial Corp.	15,768	420,054
Total Canada		717,922

China 3.66%

Beverages 0.15%
Kweichow Moutai Co. Ltd. Class A	381	74,904

Broadline Retail 0.90%
PDD Holdings, Inc. ADR*	3,618	466,324

Gas Utilities 0.44%
ENN Energy Holdings Ltd.	32,223	225,473
Investments	Shares	U.S. $ Fair Value
China (continued)

Interactive Media & Services 1.11%
Tencent Holdings Ltd.	12,387	$571,616

Marine Transportation 1.06%
SITC International Holdings Co. Ltd.	245,900	548,794
Total China		1,887,111

Denmark 2.26%

Biotechnology 0.78%
Zealand Pharma AS*	2,995	403,490

Pharmaceuticals 1.48%
Novo Nordisk AS Class B	5,745	761,172
Total Denmark		1,164,662

France 3.25%

Beverages 0.17%
Pernod Ricard SA	674	90,186

Capital Markets 1.55%
Amundi SA†	10,976	801,036

Oil, Gas & Consumable Fuels 1.09%
Gaztransport Et Technigaz SA	3,801	560,058

Textiles, Apparel & Luxury Goods 0.44%
LVMH Moet Hennessy Louis Vuitton SE	319	225,011
Total France		1,676,291

Germany 0.96%

Chemicals
FUCHS SE	14,314	496,517

India 0.98%

Commercial Services & Supplies
CMS Info Systems Ltd.	73,403	506,466

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
Ireland 1.29%

Information Technology Services 0.58%
Accenture PLC Class A	910	$300,864

Trading Companies & Distributors 0.71%
AerCap Holdings NV	3,896	366,029
Total Ireland		666,893

Japan 5.04%

Electrical Equipment 0.72%
Fuji Electric Co. Ltd.	6,564	369,205

Entertainment 0.64%
Nintendo Co. Ltd.	6,001	331,605

Information Technology Services 0.46%
SCSK Corp.	12,033	236,905

Insurance 1.65%
Sompo Holdings, Inc.	37,311	850,762

Professional Services 0.95%
TechnoPro Holdings, Inc.	25,547	491,243

Semiconductors & Semiconductor Equipment 0.62%
SUMCO Corp.	19,448	319,733
Total Japan		2,599,453

Mexico 0.96%

Banks
Grupo Financiero Banorte SAB de CV Class O	66,320	496,964

Netherlands 0.64%

Semiconductors & Semiconductor Equipment
ASML Holding NV	353	328,703
Investments	Shares	U.S. $ Fair Value
Peru 0.92%

Banks
Intercorp Financial Services, Inc.	20,834	$474,182

Singapore 0.48%

Semiconductors & Semiconductor Equipment
STMicroelectronics NV	7,522	248,699

South Korea 2.04%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	17,100	1,054,424

Spain 1.14%

Electric: Utilities
Iberdrola SA	44,450	587,108

Taiwan 3.24%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	17,255	272,197
Taiwan Semiconductor Manufacturing Co. Ltd.	47,918	1,397,830
		1,670,027

United Kingdom 7.36%

Broadline Retail 2.30%
B&M European Value Retail SA	77,952	469,425
Next PLC	6,146	718,342
		1,187,767

Capital Markets 0.27%
London Stock Exchange Group PLC	1,131	137,672

Household Durables 0.89%
Persimmon PLC	22,402	456,828

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Personal Care Products 1.58%
Unilever PLC	13,297	$817,163

Tobacco 1.82%
Imperial Brands PLC	34,036	938,095

Trading Companies & Distributors 0.50%
Ashtead Group PLC	3,549	256,122
Total United Kingdom		3,793,647

United States 55.58%

Aerospace & Defense 0.45%
TransDigm Group, Inc.	178	230,371

Automobiles 1.59%
General Motors Co.	18,509	820,319

Banks 3.69%
East West Bancorp, Inc.	11,162	981,028
JPMorgan Chase & Co.	4,339	923,339
		1,904,367

Biotechnology 2.55%
AbbVie, Inc.	2,891	535,760
SpringWorks Therapeutics, Inc.*	6,394	229,608
Vertex Pharmaceuticals, Inc.*	1,105	547,771
		1,313,139

Broadline Retail 3.49%
Amazon.com, Inc.*	9,611	1,797,065

Building Products 1.98%
Allegion PLC	4,109	562,152
Builders FirstSource, Inc.*	2,755	461,105
		1,023,257

Capital Markets 2.34%
Ameriprise Financial, Inc.	1,201	516,514
Evercore, Inc. Class A	2,750	688,573
		1,205,087
Investments	Shares	U.S. $ Fair Value
United States (continued)

Construction Materials 1.23%
CRH PLC	2,272	$193,250
CRH PLC	5,157	441,955
		635,205

Consumer Staples Distribution & Retail 0.13%
BJ’s Wholesale Club Holdings, Inc.*	787	69,225

Entertainment 1.31%
Netflix, Inc.*	1,078	677,361

Financial Services 1.36%
Visa, Inc. Class A	2,633	699,509

Ground Transportation 0.46%
Uber Technologies, Inc.*	3,703	238,732

Health Care Equipment & Supplies 0.49%
Dexcom, Inc.*	1,557	105,596
Intuitive Surgical, Inc.*	326	144,943
		250,539

Health Care Providers & Services 4.67%
Cigna Group	2,098	731,509
McKesson Corp.	841	518,914
Molina Healthcare, Inc.*	1,066	363,794
UnitedHealth Group, Inc.	1,376	792,796
		2,407,013

Household Durables 1.33%
PulteGroup, Inc.	5,212	687,984

Industrial REITS 0.26%
Prologis, Inc.	1,062	133,865

Interactive Media & Services 7.31%
Alphabet, Inc. Class A	13,059	2,240,141
Meta Platforms, Inc. Class A	3,224	1,530,852
		3,770,993

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
United States (continued)

Life Sciences Tools & Services 0.40%
Thermo Fisher Scientific, Inc.	336	$206,082

Machinery 1.40%
Crane Co.	2,850	457,197
Parker-Hannifin Corp.	470	263,745
		720,942

Oil, Gas & Consumable Fuels 2.27%
Marathon Petroleum Corp.	691	122,321
Shell PLC	28,695	1,046,331
		1,168,652

Professional Services 0.77%
Verra Mobility Corp.*	13,179	397,083

Semiconductors & Semiconductor Equipment 7.67%
Broadcom, Inc.	4,829	775,924
KLA Corp.	642	528,411
NVIDIA Corp.	22,669	2,652,726
		3,957,061

Software 5.95%
Adobe, Inc.*	871	480,487
Cadence Design Systems, Inc.*	664	177,726
Intuit, Inc.	459	297,134
Microsoft Corp.	5,045	2,110,576
		3,065,923

Specialty Retail 0.54%
Lowe’s Cos., Inc.	1,145	281,109

Technology Hardware, Storage & Peripherals 0.88%
Apple, Inc.	2,037	452,377

Trading Companies & Distributors 1.06%
Core & Main, Inc. Class A*	10,190	544,859
Total United States		28,658,119
Total Common Stocks (cost $42,770,146)		49,441,162
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 3.92%

Repurchase Agreements 3.92%
Repurchase Agreement dated 7/31/2024, 2.800% due 8/1/2024 with Fixed Income Clearing Corp. collateralized by $2,186,200 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $2,061,705; proceeds: $2,021,253 (cost $2,021,095)	$2,021,095	$2,021,095
Total Investments in Securities 99.80% (cost $44,791,241)		51,462,257
Other Assets and Liabilities – Net 0.20%		100,865
Net Assets 100.00%		$51,563,122

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2024, the total value of Rule 144A securities was $1,784,019, which represents 3.46% of net assets.
*	Non-income producing security.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY FUND July 31, 2024

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$668,304	$–	$668,304
Austria	–	982,983	–	982,983
China	466,324	1,420,787	–	1,887,111
Denmark	–	1,164,662	–	1,164,662
France	–	1,676,291	–	1,676,291
Germany	–	496,517	–	496,517
India	–	506,466	–	506,466
Japan	–	2,599,453	–	2,599,453
Netherlands	–	328,703	–	328,703
Singapore	–	248,699	–	248,699
South Korea	–	1,054,424	–	1,054,424
Spain	–	587,108	–	587,108
Taiwan	–	1,670,027	–	1,670,027
United Kingdom	–	3,793,647	–	3,793,647
United States	27,418,538	1,239,581	–	28,658,119
Remaining Countries	3,118,648	–	–	3,118,648
Short-Term Investments
Repurchase Agreements	–	2,021,095	–	2,021,095
Total	$31,003,510	$20,458,747	$–	$51,462,257

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GROWTH LEADERS FUND July 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.67%

COMMON STOCKS 98.67%

Aerospace & Defense 2.13%
Axon Enterprise, Inc.*	162,440	$48,733,624
TransDigm Group, Inc.	62,300	80,629,906
Total		129,363,530

Biotechnology 6.66%
Argenx SE ADR*	103,922	53,610,242
Blueprint Medicines Corp.*	529,536	57,348,749
Insmed, Inc.*	628,757	45,742,072
Natera, Inc.*	967,544	99,066,830
Regeneron Pharmaceuticals, Inc.*	62,350	67,287,496
REVOLUTION Medicines, Inc.*	1,048,331	47,845,827
SpringWorks Therapeutics, Inc.*	936,771	33,639,447
Total		404,540,663

Broadline Retail 7.72%
Amazon.com, Inc.*	1,745,138	326,305,903
MercadoLibre, Inc. (Uruguay)*(a)	85,356	142,450,629
Total		468,756,532

Building Products 1.09%
Trane Technologies PLC (Ireland)(a)	198,206	66,256,302

Capital Markets 1.84%
Coinbase Global, Inc. Class A*	272,944	61,237,716
Evercore, Inc. Class A	200,664	50,244,259
Total		111,481,975

Communications Equipment 2.36%
Arista Networks, Inc.*	414,256	143,560,417
Investments	Shares	Fair Value
Construction & Engineering 1.69%
EMCOR Group, Inc.	184,220	$69,163,557
Quanta Services, Inc.	127,215	33,760,317
Total		102,923,874

Consumer Staples Distribution & Retail 1.04%
Costco Wholesale Corp.	76,841	63,163,302

Electrical Equipment 1.74%
Eaton Corp. PLC	221,545	67,524,701
Vertiv Holdings Co. Class A	483,165	38,025,085
Total		105,549,786

Entertainment 5.55%
Netflix, Inc.*	245,037	153,968,999
Spotify Technology SA (Sweden)*(a)	533,269	183,412,540
Total		337,381,539

Financial Services 1.41%
Apollo Global Management, Inc.	685,071	85,846,247

Ground Transportation 1.66%
Uber Technologies, Inc.*	1,562,893	100,759,712

Health Care Equipment & Supplies 3.84%
Boston Scientific Corp.*	627,470	46,357,484
Glaukos Corp.*	605,819	70,983,812
Intuitive Surgical, Inc.*	261,191	116,128,130
Total		233,469,426

Hotels, Restaurants & Leisure 1.01%
Chipotle Mexican Grill, Inc.*	1,132,213	61,501,810

Information Technology Services 1.24%
Shopify, Inc. Class A (Canada)*(a)	489,347	29,948,036
Wix.com Ltd. (Israel)*(a)	292,631	45,628,489
Total		75,576,525

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND July 31, 2024

Investments	Shares	Fair Value
Interactive Media & Services 7.73%
Alphabet, Inc. Class A	1,670,888	$286,624,127
Meta Platforms, Inc. Class A	266,947	126,754,444
Reddit, Inc. Class A*(b)	928,655	56,508,657
Total		469,887,228

Life Sciences Tools & Services 0.87%
Danaher Corp.	190,779	52,861,045

Media 1.46%
Trade Desk, Inc. Class A*	986,176	88,637,499

Pharmaceuticals 2.30%
Eli Lilly & Co.	173,571	139,597,948

Semiconductors & Semiconductor Equipment 20.73%
Advanced Micro Devices, Inc.*	217,238	31,386,546
Applied Materials, Inc.	414,836	88,028,199
Broadcom, Inc.	879,990	141,396,793
KLA Corp.	98,757	81,283,924
Monolithic Power Systems, Inc.	108,775	93,882,615
NVIDIA Corp.	6,498,077	760,404,971
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	379,509	62,922,592
Total		1,259,305,640

Software 19.69%
Agilysys, Inc.*	300,018	33,629,018
Appfolio, Inc. Class A*	185,286	41,037,143
AppLovin Corp. Class A*	944,383	72,811,929
Cadence Design Systems, Inc.*	211,811	56,693,332
CyberArk Software Ltd. (Israel)*(a)	562,130	144,118,889
Datadog, Inc. Class A*	624,895	72,762,774
Guidewire Software, Inc.*	344,944	51,765,746
Microsoft Corp.	1,026,142	429,286,506
Investments	Shares	Fair Value
Software (continued)
Palantir Technologies, Inc. Class A*	2,280,222	$61,315,170
Samsara, Inc. Class A*	1,281,507	49,056,088
ServiceNow, Inc.*	66,606	54,243,260
Synopsys, Inc.*	170,631	95,266,700
Zeta Global Holdings Corp. Class A*	1,620,574	34,712,695
Total		1,196,699,250

Specialty Retail 0.74%
Carvana Co.*	338,071	45,041,199

Technology Hardware, Storage & Peripherals 3.30%
Apple, Inc.	902,170	200,353,914

Textiles, Apparel & Luxury Goods 0.87%
Birkenstock Holding PLC (United Kingdom)*(a)	890,168	52,617,830
Total Common Stocks (cost $4,177,983,437)		5,995,133,193

	Principal Amount

SHORT-TERM INVESTMENTS 1.94%

Repurchase Agreements 1.51%
Repurchase Agreement dated 7/31/2024, 2.800% due 8/1/2024 with Fixed Income Clearing Corp. collateralized by $99,338,900 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $93,677,752; proceeds: $91,847,967 (cost $91,840,824)	$91,840,824	91,840,824

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND July 31, 2024

Investments	Shares	Fair Value
Money Market Funds 0.39%
Fidelity Government Portfolio(c) (cost $23,542,373)	23,542,373	$23,542,373

Time Deposits 0.04%
CitiBank N.A.(c) (cost $2,615,819)	2,615,819	2,615,819
Total Short-Term Investments (cost $117,999,016)		117,999,016
Total Investments in Securities 100.61% (cost $4,295,982,453)		6,113,132,209
Other Assets and Liabilities – Net (0.61)%		(36,773,752)
Net Assets 100.00%		$6,076,358,457

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$5,995,133,193	$–	$–	$5,995,133,193
Short-Term Investments
Repurchase Agreements	–	91,840,824	–	91,840,824
Money Market Funds	23,542,373	–	–	23,542,373
Time Deposits	–	2,615,819	–	2,615,819
Total	$6,018,675,566	$94,456,643	$–	$6,113,132,209

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)

HEALTH CARE FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.70%

COMMON STOCKS 95.70%

Canada 1.22%

Biotechnology
Xenon Pharmaceuticals, Inc.*	2,416	$104,202

Denmark 9.41%

Biotechnology 2.73%
Ascendis Pharma AS ADR*	467	62,344
Zealand Pharma AS*	1,266	170,557
		232,901

Pharmaceuticals 6.68%
Novo Nordisk AS Class B	4,303	570,117
Total Denmark		803,018

Germany 0.90%

Life Sciences Tools & Services
Gerresheimer AG	741	76,610

Japan 3.72%

Health Care Equipment & Supplies 1.32%
Terumo Corp.	6,276	112,518

Pharmaceuticals 2.40%
Daiichi Sankyo Co. Ltd.	5,029	204,820
Total Japan		317,338

Netherlands 3.19%

Biotechnology
Argenx SE*	399	204,003
Merus NV*	1,287	68,263
		272,266

Spain 0.51%

Biotechnology
Pharma Mar SA	1,032	43,399
Investments	Shares	U.S. $ Fair Value
Sweden 0.99%

Biotechnology
Swedish Orphan Biovitrum AB*	3,223	$84,207

Switzerland 1.12%

Life Sciences Tools & Services
Lonza Group AG Registered Shares	144	95,891

United Kingdom 2.28%

Pharmaceuticals
AstraZeneca PLC	1,225	194,617

United States 72.36%

Biotechnology 27.49%
ADMA Biologics, Inc.*	4,853	59,595
Arcellx, Inc.*	2,421	149,642
Avidity Biosciences, Inc.*	1,120	51,049
Blueprint Medicines Corp.*	1,536	166,349
Bridgebio Pharma, Inc.*	1,628	42,246
Crinetics Pharmaceuticals, Inc.*	2,388	126,850
Dyne Therapeutics, Inc.*	1,326	56,899
Immunome, Inc.*(a)	2,010	30,974
Insmed, Inc.*	1,432	104,178
Janux Therapeutics, Inc.*	919	37,311
Krystal Biotech, Inc.*	785	163,641
Madrigal Pharmaceuticals, Inc.*	177	50,385
Mirum Pharmaceuticals, Inc.*	1,694	68,692
Natera, Inc.*	2,205	225,770
Neurocrine Biosciences, Inc.*	937	132,651
Nuvalent, Inc. Class A*	970	77,542
Regeneron Pharmaceuticals, Inc.*	193	208,284
REVOLUTION Medicines, Inc.*	1,467	66,954
SpringWorks Therapeutics, Inc.*	3,132	112,470
Twist Bioscience Corp.*	1,459	81,427

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
United States (continued)
Vaxcyte, Inc.*	917	$72,342
Vera Therapeutics, Inc.*	1,986	72,668
Vertex Pharmaceuticals, Inc.*	376	186,391
		2,344,310

Health Care Equipment & Supplies 19.00%
Alcon, Inc.	1,545	145,230
Boston Scientific Corp.*	3,221	237,967
Cooper Cos., Inc.*	650	60,665
Glaukos Corp.*	1,363	159,703
Globus Medical, Inc. Class A*	1,394	100,312
Intuitive Surgical, Inc.*	611	271,657
Lantheus Holdings, Inc.*	529	55,455
PROCEPT BioRobotics Corp.*	2,402	152,095
RxSight, Inc.*	2,504	114,608
Stryker Corp.	471	154,229
TransMedics Group, Inc.*	1,186	168,720
		1,620,641

Health Care Providers & Services 5.22%
Cencora, Inc.	719	171,036
Encompass Health Corp.	1,022	94,984
Guardant Health, Inc.*	2,653	93,200
UnitedHealth Group, Inc.	149	85,848
		445,068

Life Sciences Tools & Services 7.89%
Agilent Technologies, Inc.	484	68,438
Bio-Techne Corp.	1,056	86,159
Danaher Corp.	1,042	288,717
Thermo Fisher Scientific, Inc.	375	230,002
		673,316

Pharmaceuticals 12.76%
Eli Lilly & Co.	851	684,434
Evolus, Inc.*	3,107	38,589
Intra-Cellular Therapies, Inc.*	886	69,746
Longboard Pharmaceuticals, Inc.*	3,452	114,744
Investments	Shares	U.S. $ Fair Value
United States (continued)
Merck & Co., Inc.	1,098	$124,217
Tarsus Pharmaceuticals, Inc.*	2,324	56,450
		1,088,180
Total United States		6,171,515
Total Common Stocks (cost $5,763,763)		8,163,063

	Principal Amount
SHORT-TERM INVESTMENTS 2.10%

Repurchase Agreements 1.73%
Repurchase Agreement dated 7/31/2024, 2.800% due 8/1/2024 with Fixed Income Clearing Corp. collateralized by $159,600 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $150,598; proceeds: $147,473 (cost $147,462)	$147,462	147,462

	Shares
Money Market Funds 0.33%
Fidelity Government Portfolio(b) (cost $28,284)	28,284	28,284

Time Deposits 0.04%
CitiBank N.A.(b) (cost $3,143)	3,143	3,143
Total Short-Term Investments (cost $178,889)		178,889
Total Investments in Securities 97.80% (cost $5,942,652)		8,341,952
Other Assets and Liabilities – Net 2.20%		187,410
Net Assets 100.00%		$8,529,362

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND July 31, 2024

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Denmark	$62,344	$740,674	$–	$803,018
Germany	–	76,610	–	76,610
Japan	–	317,338	–	317,338
Netherlands	68,263	204,003	–	272,266
Spain	–	43,399	–	43,399
Switzerland	–	95,891	–	95,891
United Kingdom	–	194,617	–	194,617
Remaining Countries	6,359,924	–	–	6,359,924
Short-Term Investments
Repurchase Agreements	–	147,462	–	147,462
Money Market Funds	28,284	–	–	28,284
Time Deposits	–	3,143	–	3,143
Total	$6,518,815	$1,823,137	$–	$8,341,952

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.76%

COMMON STOCKS 97.01%

Australia 1.98%

Industrial REITS 0.55%
Goodman Group	82,000	$1,893,059

Metals & Mining 1.43%
BHP Group Ltd.	175,695	4,879,919
Total Australia		6,772,978

Austria 2.09%

Banks
BAWAG Group AG†	45,700	3,337,469
Erste Group Bank AG	73,648	3,830,893
		7,168,362

Brazil 0.73%

Broadline Retail
MercadoLibre, Inc.*	1,500	2,503,350

Canada 3.30%

Construction & Engineering 0.75%
Stantec, Inc.	29,400	2,586,834

Ground Transportation 0.87%
Canadian Pacific Kansas City Ltd.	35,523	2,978,925

Metals & Mining 0.97%
Teck Resources Ltd. Class B	67,633	3,314,693

Oil, Gas & Consumable Fuels 0.71%
Imperial Oil Ltd.	33,900	2,428,602
Total Canada		11,309,054
Investments	Shares	U.S. $ Fair Value
China 1.98%

Automobiles 0.48%
BYD Co. Ltd. Class H	55,824	$1,652,656

Interactive Media & Services 1.50%
Tencent Holdings Ltd.	111,347	5,138,270
Total China		6,790,926

Denmark 5.00%

Air Freight & Logistics 0.52%
DSV AS	9,800	1,797,757

Banks 0.78%
Danske Bank AS	87,000	2,660,676

Beverages 0.67%
Royal Unibrew AS*	29,500	2,316,139

Pharmaceuticals 3.03%
Novo Nordisk AS Class B	78,400	10,387,442
Total Denmark		17,162,014

France 9.13%

Building Products 1.53%
Cie de Saint-Gobain SA	60,936	5,227,440

Chemicals 1.14%
Air Liquide SA	21,500	3,922,857

Hotels, Restaurants & Leisure 0.88%
Sodexo SA	31,975	3,028,266

Insurance 0.77%
AXA SA	75,405	2,647,455

Oil, Gas & Consumable Fuels 1.54%
TotalEnergies SE	78,180	5,274,515

Personal Care Products 0.90%
L’Oreal SA	7,130	3,083,350

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
France (continued)

Professional Services 0.55%
Bureau Veritas SA	60,000	$1,877,352

Textiles, Apparel & Luxury Goods 1.82%
Hermes International SCA	965	2,108,848
LVMH Moet Hennessy Louis Vuitton SE	5,875	4,144,003
		6,252,851
Total France		31,314,086

Germany 6.92%

Aerospace & Defense 0.73%
Rheinmetall AG	4,600	2,505,419

Diversified Telecommunication
Services 1.50%
Deutsche Telekom AG	197,045	5,154,201

Insurance 2.19%
Allianz SE Registered Shares	13,093	3,687,845
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,791	3,837,260
		7,525,105

Personal Care Products 0.56%
Beiersdorf AG	13,100	1,901,426

Software 1.94%
SAP SE	31,491	6,657,835
Total Germany		23,743,986

Greece 0.84%

Banks
National Bank of Greece SA	327,000	2,870,094

Hong Kong 1.05%

Insurance 0.48%
AIA Group Ltd.	249,000	1,665,525
Investments	Shares	U.S. $ Fair Value
Hong Kong (continued)

Machinery 0.57%
Techtronic Industries Co. Ltd.	152,000	$1,946,617
Total Hong Kong		3,612,142

India 6.16%

Banks 1.22%
ICICI Bank Ltd. ADR	143,767	4,185,057

Electric: Utilities 0.50%
Power Grid Corp. of India Ltd.	410,000	1,707,727

Health Care Providers & Services 0.42%
Max Healthcare Institute Ltd.	132,000	1,457,680

Information Technology Services 0.94%
Tata Consultancy Services Ltd.	61,070	3,206,829

Oil, Gas & Consumable Fuels 0.92%
Reliance Industries Ltd.	87,511	3,154,983

Personal Care Products 0.74%
Hindustan Unilever Ltd.	78,500	2,539,669

Pharmaceuticals 0.38%
Mankind Pharma Ltd.*	54,116	1,313,355

Wireless Telecommunication Services 1.04%
Bharti Airtel Ltd.	198,807	3,551,472
Total India		21,116,772

Italy 2.95%

Banks 1.80%
UniCredit SpA	150,800	6,194,065

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
Italy (continued)

Electrical Equipment 1.15%
Prysmian SpA	57,210	$3,932,873
Total Italy		10,126,938

Japan 19.64%

Automobiles 0.99%
Toyota Motor Corp.	177,000	3,400,304

Banks 2.55%
Mizuho Financial Group, Inc.	81,000	1,851,672
Sumitomo Mitsui Financial Group, Inc.	95,407	6,889,618
		8,741,290

Beverages 0.56%
Asahi Group Holdings Ltd.	51,857	1,909,021

Broadline Retail 0.86%
Pan Pacific International Holdings Corp.	113,669	2,965,534

Building Products 0.80%
Sanwa Holdings Corp.	127,500	2,731,080

Chemicals 0.56%
Shin-Etsu Chemical Co. Ltd.	43,000	1,910,519

Electronic Equipment,
Instruments & Components 1.21%
Keyence Corp.	3,700	1,617,862
TDK Corp.	36,500	2,546,324
		4,164,186

Entertainment 0.86%
Nintendo Co. Ltd.	53,500	2,956,324

Health Care Equipment & Supplies 1.41%
Hoya Corp.	21,800	2,731,556
Terumo Corp.	116,500	2,088,653
		4,820,209
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Industrial Conglomerates 1.95%
Hitachi Ltd.	310,200	$6,702,387

Information Technology Services 0.99%
Fujitsu Ltd.	186,200	3,381,421

Insurance 0.98%
Sompo Holdings, Inc.	148,000	3,374,683

Machinery 0.57%
Ebara Corp.	136,800	1,959,046

Real Estate Management & Development 0.79%
Mitsubishi Estate Co. Ltd.	159,291	2,714,944

Semiconductors & Semiconductor Equipment 1.34%
Disco Corp.	4,900	1,638,543
Tokyo Electron Ltd.	14,100	2,950,388
		4,588,931

Textiles, Apparel & Luxury Goods 0.65%
Asics Corp.	136,900	2,234,253

Trading Companies & Distributors 2.57%
ITOCHU Corp.	111,056	5,695,332
Mitsubishi Corp.	150,174	3,101,402
		8,796,734
Total Japan		67,350,866

Netherlands 2.69%

Semiconductors & Semiconductor Equipment
ASM International NV	3,335	2,294,550
ASML Holding NV	7,434	6,922,328
		9,216,878

Philippines 0.51%

Banks
BDO Unibank, Inc.	748,000	1,759,516

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
South Korea 2.28%

Banks 0.60%
KB Financial Group, Inc.	32,000	$2,068,674

Semiconductors & Semiconductor Equipment 0.50%
SK Hynix, Inc.	12,000	1,721,082

Technology Hardware, Storage & Peripherals 1.18%
Samsung Electronics Co. Ltd.	65,300	4,026,543
Total South Korea		7,816,299

Spain 3.40%

Banks 1.21%
Banco Bilbao Vizcaya Argentaria SA	396,000	4,150,560

Electric: Utilities 1.09%
Iberdrola SA	284,235	3,754,235

Specialty Retail 1.10%
Industria de Diseno Textil SA	77,532	3,767,191
Total Spain		11,671,986

Sweden 1.09%

Machinery
Atlas Copco AB Class A	209,050	3,720,600

Switzerland 2.76%

Chemicals 0.89%
Givaudan SA	620	3,041,754

Life Sciences Tools & Services 1.18%
Lonza Group AG Registered Shares	6,074	4,044,732

Machinery 0.69%
VAT Group AG†	4,712	2,361,352
Total Switzerland		9,447,838
Investments	Shares	U.S. $ Fair Value
Taiwan 4.93%

Semiconductors & Semiconductor Equipment 4.54%
MediaTek, Inc.	30,492	$1,161,292
Realtek Semiconductor Corp.	89,000	1,403,971
Taiwan Semiconductor Manufacturing Co. Ltd.	445,714	13,002,052
		15,567,315

Technology Hardware, Storage & Peripherals 0.39%
Quanta Computer, Inc.	158,000	1,346,120
Total Taiwan		16,913,435

United Kingdom 6.43%

Banks 1.88%
HSBC Holdings PLC	342,000	3,110,183
Lloyds Banking Group PLC	4,386,004	3,350,687
		6,460,870

Electric: Utilities 0.81%
SSE PLC	114,718	2,776,382

Household Durables 0.44%
Persimmon PLC	73,000	1,488,636

Personal Care Products 1.84%
Unilever PLC	102,591	6,304,697

Pharmaceuticals 1.46%
AstraZeneca PLC	31,532	5,009,513
Total United Kingdom		22,040,098

United States 11.15%

Construction Materials 1.67%
CRH PLC	67,300	5,724,342

Electrical Equipment 1.98%
Schneider Electric SE	28,200	6,797,192

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
United States (continued)

Food Products 0.83%
Nestle SA Registered Shares	28,000	$2,836,192

Health Care Equipment & Supplies 0.35%
Alcon, Inc.	12,500	1,187,269

Interactive Media & Services 0.65%
Meta Platforms, Inc. Class A	4,700	2,231,701

Oil, Gas & Consumable Fuels 2.34%
Shell PLC	220,437	8,037,988

Pharmaceuticals 2.80%
Eli Lilly & Co.	2,855	2,296,191
Roche Holding AG	13,000	4,208,872
Sanofi SA	30,230	3,116,485
		9,621,548

Semiconductors & Semiconductor Equipment 0.53%
NVIDIA Corp.	15,500	1,813,810
Total United States		38,250,042
Total Common Stocks (cost $251,187,046)		332,678,260

PREFERRED STOCKS 0.75%

Germany 0.75%

Household Products 0.75%
Henkel AG & Co. KGaA (cost $2,718,087)	30,300	2,591,915
Total Long-Term Investments (cost $253,905,133)		335,270,175
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 1.36%

Repurchase Agreements 1.36%
Repurchase Agreement dated 7/31/2024, 2.800% due 8/1/2024 with Fixed Income Clearing Corp. collateralized by $5,032,200 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $4,745,496; proceeds: $4,652,661 (cost $4,652,300)	$4,652,300	$4,652,300
Total Investments in Securities 99.12% (cost $258,557,433)		339,922,475
Other Assets and Liabilities – Net 0.88%		3,022,473
Net Assets 100.00%		$342,944,948

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2024, the total value of Rule 144A securities was $5,698,821, which represents 1.66% of net assets.
*	Non-income producing security.

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND July 31, 2024

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$2,503,350	$–	$–	$2,503,350
Canada	11,309,054	–	–	11,309,054
Greece	2,870,094	–	–	2,870,094
India	4,185,057	16,931,715	–	21,116,772
United States	7,528,971	30,721,071	–	38,250,042
Remaining Countries	–	256,628,948	–	256,628,948
Preferred Stocks	–	2,591,915	–	2,591,915
Short-Term Investments
Repurchase Agreements	–	4,652,300	–	4,652,300
Total	$28,396,526	$311,525,949	$–	$339,922,475

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.91%

COMMON STOCKS 95.91%

Australia 1.79%

Automobile Components 0.97%
Amotiv Ltd.	453,173	$3,218,309

Professional Services 0.82%
IPH Ltd.	673,677	2,703,905
Total Australia		5,922,214

Austria 3.63%

Banks 1.58%
BAWAG Group AG†	71,376	5,212,585

Machinery 2.05%
ANDRITZ AG	105,891	6,783,407
Total Austria		11,995,992

Belgium 0.58%

Health Care REITS
Aedifica SA	29,912	1,901,285

Canada 7.50%

Consumer Staples Distribution & Retail 1.04%
North West Co., Inc.	106,200	3,439,106

Gas Utilities 0.76%
Brookfield Infrastructure Corp. Class A	64,589	2,514,978

Metals & Mining 2.60%
Alamos Gold, Inc. Class A	306,529	5,224,081
Capstone Copper Corp.*	501,400	3,370,146
		8,594,227

Oil, Gas & Consumable Fuels 1.25%
MEG Energy Corp.*	198,600	4,115,414
Investments	Shares	U.S. $ Fair Value
Canada (continued)

Paper & Forest Products 0.88%
Interfor Corp.*	220,348	$2,893,499

Retail REITS 0.97%
First Capital Real Estate Investment Trust	270,500	3,207,246
Total Canada		24,764,470

Denmark 2.13%

Beverages 1.44%
Royal Unibrew AS*	60,454	4,746,436

Biotechnology 0.69%
Zealand Pharma AS*	16,959	2,284,737
Total Denmark		7,031,173

France 4.45%

Construction Materials 0.87%
Vicat SACA	82,844	2,880,965

Oil, Gas & Consumable Fuels 0.64%
Gaztransport Et Technigaz SA	14,249	2,099,520

Personal Care Products 0.77%
Interparfums SA	49,644	2,522,794

Software 2.17%
Esker SA	10,875	2,388,041
Planisware SA*	158,781	4,788,342
		7,176,383
Total France		14,679,662

Germany 7.13%

Aerospace & Defense 0.80%
Montana Aerospace AG†*	124,834	2,656,124

Life Sciences Tools & Services 1.45%
Gerresheimer AG	46,367	4,793,759

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
Germany (continued)

Media 1.56%
Stroeer SE & Co. KGaA	76,136	$5,147,589

Real Estate Management & Development 1.19%
TAG Immobilien AG*	261,132	3,934,143

Semiconductors & Semiconductor Equipment 0.61%
Siltronic AG	24,548	2,001,996

Wireless Telecommunication Services 1.52%
Freenet AG	181,579	5,024,668
Total Germany		23,558,279

Greece 1.06%

Banks
Alpha Services & Holdings SA	1,892,221	3,491,316

Hong Kong 0.43%

Semiconductors & Semiconductor Equipment
ASMPT Ltd.	134,300	1,404,181

Iceland 0.60%

Machinery
Marel Hf.†	537,909	1,967,674

India 1.85%

Banks 0.44%
Federal Bank Ltd.	605,371	1,458,959

Commercial Services & Supplies 1.41%
CMS Info Systems Ltd.	675,399	4,660,116
Total India		6,119,075

Indonesia 1.52%

Banks 0.74%
Bank Tabungan Negara Persero Tbk. PT	30,139,200	2,439,763
Investments	Shares	U.S. $ Fair Value
Indonesia (continued)

Real Estate Management & Development 0.78%
Pakuwon Jati Tbk. PT	98,687,500	$2,588,678
Total Indonesia		5,028,441

Ireland 0.99%

Hotels, Restaurants & Leisure
Dalata Hotel Group PLC	735,428	3,274,096

Israel 1.89%

Capital Markets 1.38%
Tel Aviv Stock Exchange Ltd.	574,657	4,565,206

Oil, Gas & Consumable Fuels 0.51%
Energean PLC	130,956	1,681,822
Total Israel		6,247,028

Italy 3.60%

Financial Services 1.27%
Banca Mediolanum SpA	354,335	4,183,384

Personal Care Products 1.03%
Intercos SpA	190,100	3,394,639

Textiles, Apparel & Luxury Goods 1.30%
Brunello Cucinelli SpA	46,149	4,310,650
Total Italy		11,888,673

Japan 26.39%

Banks 1.11%
Shizuoka Financial Group, Inc.	367,600	3,671,696

Beverages 1.17%
Coca-Cola Bottlers Japan Holdings, Inc.	258,400	3,853,447

Building Products 2.09%
Sanwa Holdings Corp.	322,200	6,901,600

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Chemicals 2.08%
Aica Kogyo Co. Ltd.	169,400	$3,920,501
Kansai Paint Co. Ltd.	179,000	2,939,787
		6,860,288

Construction & Engineering 0.90%
SHO-BOND Holdings Co. Ltd.	76,800	2,957,765

Distributors 1.76%
PALTAC Corp.	189,730	5,820,227

Electronic Equipment, Instruments & Components 0.77%
Azbil Corp.	88,100	2,560,115

Food Products 1.08%
Nichirei Corp.	134,800	3,554,376

Hotels, Restaurants & Leisure 1.31%
Saizeriya Co. Ltd.	112,600	4,338,857

Industrial REITS 1.06%
GLP J-Reit	4,006	3,509,590

Information Technology Services 3.15%
NS Solutions Corp.	261,976	6,007,775
Simplex Holdings, Inc.	252,100	3,634,565
Zuken, Inc.	30,600	749,871
		10,392,211

Machinery 3.11%
DMG Mori Co. Ltd.	145,400	3,699,632
Fujitec Co. Ltd.	85,200	2,464,430
OSG Corp.	297,300	4,101,698
		10,265,760

Media 0.33%
Kadokawa Corp.	58,800	1,087,374

Professional Services 0.50%
Timee, Inc.*	171,700	1,661,927
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Real Estate Management & Development 0.52%
Tokyu Fudosan Holdings Corp.	237,800	$1,716,983

Semiconductors & Semiconductor Equipment 1.39%
Kokusai Electric Corp.	54,415	1,497,076
SUMCO Corp.	188,300	3,095,725
		4,592,801

Software 2.45%
Money Forward, Inc.*	107,400	3,588,870
OBIC Business Consultants Co. Ltd.	106,100	4,490,451
		8,079,321

Wireless Telecommunication Services 1.61%
Okinawa Cellular Telephone Co.	198,200	5,329,505
Total Japan		87,153,843

Mexico 1.79%

Capital Markets 0.24%
Bolsa Mexicana de Valores SAB de CV	513,100	798,664

Consumer Finance 0.72%
Gentera SAB de CV	2,002,820	2,374,660

Real Estate Management & Development 0.83%
Corp. Inmobiliaria Vesta SAB de CV	466,400	1,365,830
Corp. Inmobiliaria Vesta SAB de CV ADR	46,574	1,368,344
		2,734,174
Total Mexico		5,907,498

Netherlands 0.36%

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	9,170	1,181,322

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
New Zealand 0.50%

Passenger Airlines
Air New Zealand Ltd.	4,778,678	$1,649,537

Peru 0.62%

Banks
Intercorp Financial Services, Inc.	89,356	2,033,743

Portugal 1.59%

Multi-Utilities
REN - Redes Energeticas Nacionais SGPS SA	2,064,820	5,236,373

South Korea 1.65%

Chemicals 0.99%
Soulbrain Co. Ltd.	16,998	3,283,758

Semiconductors & Semiconductor Equipment 0.66%
WONIK IPS Co. Ltd.*	78,643	2,181,586
Total South Korea		5,465,344

Spain 2.32%

Banks 1.40%
Banco de Sabadell SA	2,189,571	4,620,530

Containers & Packaging 0.92%
Vidrala SA	29,163	3,035,064
Total Spain		7,655,594

Sweden 0.72%

Commercial Services & Supplies
Loomis AB	74,468	2,372,939

Switzerland 2.07%

Containers & Packaging 0.79%
SIG Group AG	123,712	2,597,962
Investments	Shares	U.S. $ Fair Value
Switzerland (continued)

Life Sciences Tools & Services 0.54%
Tecan Group AG Registered Shares	4,810	$1,796,132

Machinery 0.74%
Sulzer AG Registered Shares	16,456	2,446,477
Total Switzerland		6,840,571

Taiwan 0.49%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	102,000	1,609,046

United Kingdom 18.26%

Aerospace & Defense 4.46%
Chemring Group PLC	1,351,488	7,192,860
QinetiQ Group PLC	558,123	3,467,263
Senior PLC	1,942,214	4,084,787
		14,744,910

Biotechnology 0.27%
Genus PLC	37,551	879,993

Broadline Retail 1.30%
B&M European Value
Retail SA	714,429	4,302,274

Capital Markets 2.25%
Man Group PLC	1,532,677	4,825,303
Marex Group PLC*(a)	121,846	2,605,067
		7,430,370

Construction Materials 0.96%
Breedon Group PLC	569,923	3,170,341

Electronic Equipment, Instruments & Components 0.60%
Spectris PLC	50,322	1,973,994

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Food Products 1.25%
Tate & Lyle PLC	488,578	$4,129,702

Health Care REITS 0.50%
Assura PLC	3,142,079	1,648,919

Hotels, Restaurants & Leisure 1.06%
Greggs PLC	87,182	3,510,957

Household Durables 0.80%
Persimmon PLC	128,907	2,628,707

Insurance 1.36%
Lancashire Holdings Ltd.	549,653	4,479,886

Machinery 0.82%
Concentric AB	176,985	2,723,558

Residential REITS 1.02%
UNITE Group PLC	273,658	3,354,291

Trading Companies & Distributors 1.61%
Diploma PLC	28,838	1,648,994
Grafton Group PLC CDI	264,396	3,683,376
		5,332,370
Total United Kingdom		60,310,272
Total Common Stocks (cost $281,123,800)		316,689,641
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 2.12%

Repurchase Agreements 2.11%
Repurchase Agreement dated 7/31/2024, 2.800% due 8/1/2024 with Fixed Income Clearing Corp. collateralized by $7,540,000 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $7,110,332; proceeds: $6,971,402 (cost $6,970,860)	$6,970,860	$6,970,860

	Shares

Money Market Funds 0.01%
Fidelity Government Portfolio(b) (cost $43,470)	43,470	43,470

Time Deposits 0.00%
CitiBank N.A.(b) (cost $4,830)	4,830	4,830
Total Short-Term Investments (cost $7,019,160)		7,019,160
Total Investments in Securities 98.03% (cost $288,142,960)		323,708,801
Other Assets and Liabilities – Net 1.97%		6,495,093
Net Assets 100.00%		$330,203,894

ADR	American Depositary Receipt.
CDI	CREST Depositary Interest.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2024, the total value of Rule 144A securities was $9,836,383, which represents 2.98% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2024

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$24,764,470	$–	$–	$24,764,470
France	4,788,342	9,891,320	–	14,679,662
Iceland	1,967,674	–	–	1,967,674
Israel	1,681,822	4,565,206	–	6,247,028
Italy	3,394,639	8,494,034	–	11,888,673
Japan	5,515,374	81,638,469	–	87,153,843
Mexico	5,907,498	–	–	5,907,498
New Zealand	1,649,537	–	–	1,649,537
Peru	2,033,743	–	–	2,033,743
United Kingdom	26,864,854	33,445,418	–	60,310,272
Remaining Countries	–	100,087,241	–	100,087,241
Short-Term Investments
Repurchase Agreements	–	6,970,860	–	6,970,860
Money Market Funds	43,470	–	–	43,470
Time Deposits	–	4,830	–	4,830
Total	$78,611,423	$245,097,378	$–	$323,708,801

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.70%

COMMON STOCKS 96.70%

Australia 3.02%

Industrial REITS 0.84%
Goodman Group	156,534	$3,613,758

Metals & Mining 2.18%
BHP Group Ltd.	335,885	9,329,187
Total Australia		12,942,945

Austria 3.51%

Banks
BAWAG Group AG†	84,460	6,168,110
Erste Group Bank AG	170,379	8,862,478
		15,030,588

Canada 4.29%

Insurance 1.64%
Manulife Financial Corp.	263,767	7,026,654

Metals & Mining 1.06%
Teck Resources Ltd. Class B	92,296	4,524,386

Oil, Gas & Consumable Fuels 1.59%
Pembina Pipeline Corp.	175,707	6,809,895
Total Canada		18,360,935

France 10.79%

Aerospace & Defense 1.53%
Airbus SE	16,020	2,424,252
Thales SA	25,982	4,129,928
		6,554,180

Building Products 1.39%
Cie de Saint-Gobain SA	69,385	5,952,243

Capital Markets 1.18%
Amundi SA†	69,158	5,047,198
Investments	Shares	U.S. $ Fair Value
France (continued)

Diversified Telecommunication Services 2.03%
Orange SA	781,047	$8,667,486

Gas Utilities 0.84%
Rubis SCA	115,265	3,610,033

Hotels, Restaurants & Leisure 1.42%
Sodexo SA	64,357	6,095,078

Information Technology Services 0.79%
Capgemini SE	17,099	3,394,552

Insurance 1.61%
AXA SA	195,577	6,866,670
Total France		46,187,440

Germany 5.84%

Air Freight & Logistics 1.16%
Deutsche Post AG Registered Shares	111,131	4,957,057

Chemicals 0.95%
FUCHS SE	117,793	4,085,948

Health Care Providers & Services 1.73%
Fresenius SE & Co. KGaA*	207,141	7,422,019

Household Products 1.18%
Henkel AG & Co. KGaA	65,194	5,051,419

Real Estate Management & Development 0.82%
Vonovia SE	114,447	3,508,968
Total Germany		25,025,411

Indonesia 0.60%

Banks
Bank Negara Indonesia Persero Tbk. PT	8,390,087	2,569,657

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
Ireland 2.57%

Banks 1.47%
Bank of Ireland Group PLC	555,143	$6,286,959

Trading Companies & Distributors 1.10%
AerCap Holdings NV	50,072	4,704,264
Total Ireland		10,991,223

Israel 0.49%

Oil, Gas & Consumable Fuels
Energean PLC	162,346	2,084,952

Italy 1.84%

Electric: Utilities
Enel SpA	1,105,260	7,890,644

Japan 18.57%

Automobiles 1.21%
Toyota Motor Corp.	270,300	5,192,667

Banks 4.31%
Mizuho Financial Group, Inc.	287,000	6,560,861
Sumitomo Mitsui Financial Group, Inc.	164,963	11,912,460
		18,473,321

Beverages 1.36%
Asahi Group Holdings Ltd.	158,358	5,829,662

Building Products 1.29%
Sanwa Holdings Corp.	257,100	5,507,142

Electrical Equipment 1.14%
Fuji Electric Co. Ltd.	86,901	4,887,912

Electronic Equipment, Instruments & Components 1.03%
Murata Manufacturing Co. Ltd.	198,451	4,415,133
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Entertainment 1.06%
Nintendo Co. Ltd.	82,200	$4,542,240

Industrial Conglomerates 1.44%
Hitachi Ltd.	285,950	6,178,425

Insurance 2.17%
Sompo Holdings, Inc.	406,681	9,273,106

Machinery 0.87%
Ebara Corp.	228,980	3,279,111
Fujitec Co. Ltd.	16,036	463,845
		3,742,956

Semiconductors & Semiconductor Equipment 0.87%
SUMCO Corp.	226,400	3,722,104

Trading Companies & Distributors 1.82%
ITOCHU Corp.	151,575	7,773,285
Total Japan		79,537,953

Mexico 0.69%

Banks
Grupo Financiero Banorte SAB de CV Class O	396,368	2,970,154

Poland 1.09%

Banks
Powszechna Kasa Oszczednosci Bank Polski SA	313,269	4,655,624

Singapore 1.47%

Banks 1.22%
United Overseas Bank Ltd.	215,708	5,230,634

Semiconductors & Semiconductor Equipment 0.25%
STMicroelectronics NV	31,907	1,054,936
Total Singapore		6,285,570

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
South Korea 1.70%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	117,972	$7,274,415

Spain 3.35%

Banks 1.45%
CaixaBank SA	1,069,970	6,240,320

Electric: Utilities 1.90%
Iberdrola SA	615,175	8,125,355
Total Spain		14,365,675

Sweden 1.61%

Automobile Components 0.77%
Autoliv, Inc. SDR	33,141	3,309,700

Commercial Services & Supplies 0.84%
Loomis AB	112,077	3,571,358
Total Sweden		6,881,058

Switzerland 2.48%

Pharmaceuticals
Novartis AG Registered Shares	94,975	10,601,853

Taiwan 0.89%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	130,514	3,807,262

United Kingdom 18.82%

Banks 4.36%
HSBC Holdings PLC	1,271,191	11,560,343
Lloyds Banking Group PLC	9,299,640	7,104,458
		18,664,801

Broadline Retail 1.30%
Next PLC	47,534	5,555,760
Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Capital Markets 0.96%
Man Group PLC	1,301,437	$4,097,294

Electric: Utilities 1.78%
SSE PLC	315,452	7,634,506

Food Products 1.05%
Tate & Lyle PLC	534,584	4,518,567

Health Care Equipment & Supplies 0.59%
Smith & Nephew PLC	175,678	2,532,016

Insurance 1.97%
Direct Line Insurance Group PLC	1,477,307	3,584,010
Lancashire Holdings Ltd.	593,264	4,835,332
		8,419,342

Personal Care Products 2.35%
Unilever PLC	163,905	10,072,728

Pharmaceuticals 0.75%
AstraZeneca PLC	20,235	3,214,750

Residential REITS 1.10%
UNITE Group PLC	384,284	4,710,260

Tobacco 2.11%
Imperial Brands PLC	327,766	9,033,834

Trading Companies & Distributors 0.50%
Ashtead Group PLC	29,863	2,155,135
Total United Kingdom		80,608,993

United States 13.08%

Construction Materials 1.40%
CRH PLC	70,422	5,989,890

Oil, Gas & Consumable Fuels 6.63%
BP PLC	1,500,611	8,870,277
Shell PLC ADR	266,440	19,508,737
		28,379,014

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
United States (continued)

Pharmaceuticals 5.05%
Roche Holding AG	33,145	$10,731,005
Sanofi SA	105,827	10,909,967
		21,640,972
Total United States		56,009,876
Total Common Stocks (cost $347,979,321)		414,082,228
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 2.57%

Repurchase Agreements 2.57%
Repurchase Agreement dated 7/31/2024, 2.800% due 8/1/2024 with Fixed Income Clearing Corp. collateralized by $11,911,300 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $11,232,538; proceeds: $11,013,053 (cost $11,012,197)	$11,012,197	$11,012,197
Total Investments in Securities 99.27% (cost $358,991,518)		425,094,425
Other Assets and Liabilities – Net 0.73%		3,110,282
Net Assets 100.00%		$428,204,707

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
SDR	Swedish Depository Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2024, the total value of Rule 144A securities was $11,215,308, which represents 2.62% of net assets.
*	Non-income producing security.

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND July 31, 2024

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$18,360,935	$–	$–	$18,360,935
Ireland	4,704,264	6,286,959	–	10,991,223
Israel	2,084,952	–	–	2,084,952
Mexico	2,970,154	–	–	2,970,154
United Kingdom	9,353,899	71,255,094	–	80,608,993
United States	19,508,737	36,501,139	–	56,009,876
Remaining Countries	–	243,056,095	–	243,056,095
Short-Term Investments
Repurchase Agreements	–	11,012,197	–	11,012,197
Total	$56,982,941	$368,111,484	$–	$425,094,425

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND July 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.31%

COMMON STOCKS 99.31%

Aerospace & Defense 1.66%
Kratos Defense & Security Solutions, Inc.*	141,568	$3,190,943

Beverages 1.34%
Vita Coco Co., Inc.*	99,630	2,574,439

Biotechnology 14.46%
Arcellx, Inc.*	53,930	3,333,413
Crinetics Pharmaceuticals, Inc.*	44,930	2,386,682
Immunome, Inc.*	106,468	1,640,672
Janux Therapeutics, Inc.*	55,404	2,249,402
Krystal Biotech, Inc.*	4,784	997,273
Mirum Pharmaceuticals, Inc.*	75,605	3,065,783
Nurix Therapeutics, Inc.*	86,164	1,885,268
Rhythm Pharmaceuticals, Inc.*	25,616	1,234,947
Twist Bioscience Corp.*	86,208	4,811,269
Vera Therapeutics, Inc.*	102,019	3,732,875
Xenon Pharmaceuticals, Inc. (Canada)*(a)	55,426	2,390,523
Total		27,728,107

Building Products 0.67%
Gibraltar Industries, Inc.*	17,245	1,280,786

Capital Markets 1.41%
Piper Sandler Cos.	9,878	2,699,460

Commercial Services & Supplies 4.28%
Aris Water Solutions, Inc. Class A	82,783	1,466,087
Montrose Environmental Group, Inc.*	60,792	1,938,657
VSE Corp.	54,070	4,811,689
Total		8,216,433
Investments	Shares	Fair Value
Construction & Engineering 2.93%
Primoris Services Corp.	66,280	$3,742,832
Sterling Infrastructure, Inc.*	16,195	1,884,450
Total		5,627,282

Consumer Finance 1.69%
NerdWallet, Inc. Class A*	221,852	3,245,695

Consumer Staples Distribution & Retail 3.37%
Chefs’ Warehouse, Inc.*	96,856	4,028,241
Natural Grocers by Vitamin Cottage, Inc.	89,599	2,444,261
Total		6,472,502

Diversified Consumer Services 4.90%
OneSpaWorld Holdings Ltd. (Bahamas)*(a)	183,522	2,952,869
Stride, Inc.*	46,046	3,498,575
Universal Technical Institute, Inc.*	155,771	2,950,303
Total		9,401,747

Electronic Equipment, Instruments & Components 5.13%
Arlo Technologies, Inc.*	253,084	3,836,754
Napco Security Technologies, Inc.	35,273	1,968,586
OSI Systems, Inc.*	27,235	4,030,235
Total		9,835,575

Financial Services 2.92%
AvidXchange Holdings, Inc.*	291,535	2,606,323
Paymentus Holdings, Inc. Class A*	141,771	2,998,456
Total		5,604,779

Food Products 2.60%
Vital Farms, Inc.*	136,525	4,981,797

Ground Transportation 1.26%
Proficient Auto Logistics, Inc.*	119,906	2,416,106

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND July 31, 2024

Investments	Shares	Fair Value
Health Care Equipment & Supplies 8.26%
Artivion, Inc.*	53,520	$1,453,068
PROCEPT BioRobotics Corp.*	55,560	3,518,059
RxSight, Inc.*	85,796	3,926,883
TransMedics Group, Inc.*	9,891	1,407,094
UFP Technologies, Inc.*	17,223	5,538,744
Total		15,843,848

Hotels, Restaurants & Leisure 2.66%
Despegar.com Corp. (Argentina)*(a)	130,259	1,513,610
Sweetgreen, Inc. Class A*	130,251	3,579,297
Total		5,092,907

Household Durables 2.92%
Green Brick Partners, Inc.*	76,486	5,594,951

Information Technology Services 0.55%
Grid Dynamics Holdings, Inc.*	81,453	1,050,744

Insurance 0.57%
TWFG, Inc.*	43,200	1,091,232

Interactive Media & Services 0.52%
Grindr, Inc.*	85,117	989,911

Machinery 2.14%
Blue Bird Corp.*	78,907	4,112,633

Media 1.68%
Criteo SA ADR*	72,570	3,232,268

Personal Care Products 1.43%
Oddity Tech Ltd. Class A (Israel)*(a)	67,883	2,745,528

Pharmaceuticals 7.95%
Avadel Pharmaceuticals PLC (Ireland)*(a)	157,320	2,570,609
Enliven Therapeutics, Inc.*	78,894	2,081,224
Evolus, Inc.*	196,400	2,439,288
Longboard Pharmaceuticals, Inc.*	149,671	4,975,064
Tarsus Pharmaceuticals, Inc.*	131,100	3,184,419
Total		15,250,604
Investments	Shares	Fair Value
Professional Services 5.44%
CRA International, Inc.	19,235	$3,362,278
ICF International, Inc.	13,561	1,994,823
TaskUS, Inc. Class A*	148,925	2,458,752
Verra Mobility Corp.*	33,035	995,344
Willdan Group, Inc.*	47,725	1,616,923
Total		10,428,120

Semiconductors & Semiconductor Equipment 4.10%
Credo Technology Group Holding Ltd.*	77,389	2,147,545
Ichor Holdings Ltd.*	47,102	1,601,468
Impinj, Inc.*	14,173	2,257,617
Photronics, Inc.*	73,257	1,861,460
Total		7,868,090

Software 12.47%
Agilysys, Inc.*	40,810	4,574,393
Alkami Technology, Inc.*	142,876	4,676,332
Cellebrite DI Ltd. (Israel)*(a)	145,340	1,991,158
JFrog Ltd. (Israel)*(a)	26,313	1,014,629
Riskified Ltd. Class A (Israel)*(a)	360,984	2,266,980
Sapiens International Corp. NV (Israel)(a)	67,757	2,635,747
Varonis Systems, Inc.*	19,703	1,086,226
Weave Communications, Inc.*	154,367	1,543,670
Zeta Global Holdings Corp. Class A*	192,571	4,124,871
Total		23,914,006
Total Common Stocks (cost $148,480,160)		190,490,493

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND July 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.91%

Repurchase Agreements 0.91%
Repurchase Agreement dated 7/31/2024, 2.800% due 8/1/2024 with Fixed Income Clearing Corp. collateralized by $1,880,600 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $1,773,475; proceeds: $1,738,742 (cost $1,738,606)	$1,738,606	$1,738,606
Investments	Principal Amount	Fair Value
Total Investments in Securities 100.22% (cost $150,218,766)		$192,229,099
Other Assets and Liabilities – Net (0.22)%		(422,700)
Net Assets 100.00%		$191,806,399

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$190,490,493	$–	$–	$190,490,493
Short-Term Investments
Repurchase Agreements	–	1,738,606	–	1,738,606
Total	$190,490,493	$1,738,606	$–	$192,229,099

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND July 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.46%

COMMON STOCKS 99.46%

Aerospace & Defense 1.83%
Curtiss-Wright Corp.	79,385	$23,394,760

Automobile Components 1.35%
Gentherm, Inc.*	313,766	17,313,608

Banks 4.69%
East West Bancorp, Inc.	239,350	21,036,471
First BanCorp	1,095,498	23,498,432
Wintrust Financial Corp.	142,954	15,467,623
Total		60,002,526

Biotechnology 0.88%
United Therapeutics Corp.*	36,145	11,323,867

Building Products 2.12%
Allegion PLC (Ireland)(a)	198,058	27,096,315

Capital Markets 5.65%
Cboe Global Markets, Inc.	115,874	21,264,038
Moelis & Co. Class A	365,875	24,879,500
TPG, Inc.	511,992	26,106,472
Total		72,250,010

Chemicals 4.21%
Avient Corp.	489,936	22,164,705
Axalta Coating Systems Ltd.*	318,945	11,370,389
HB Fuller Co.	235,191	20,273,464
Total		53,808,558

Commercial Services & Supplies 1.79%
Brady Corp. Class A	320,329	22,938,760

Construction & Engineering 1.92%
EMCOR Group, Inc.	65,332	24,528,246

Construction Materials 1.76%
Eagle Materials, Inc.	82,494	22,463,116
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 2.30%
BJ’s Wholesale Club Holdings, Inc.*	334,760	$29,445,490

Electric: Utilities 2.46%
IDACORP, Inc.	166,009	16,227,380
Portland General Electric Co.	320,696	15,194,576
Total		31,421,956

Electronic Equipment, Instruments & Components 6.82%
Advanced Energy Industries, Inc.	205,110	23,868,651
Belden, Inc.	245,406	22,746,682
Littelfuse, Inc.	79,399	21,208,267
TD SYNNEX Corp.	162,097	19,317,099
Total		87,140,699

Energy Equipment & Services 1.97%
TechnipFMC PLC (United Kingdom)(a)	851,985	25,133,558

Financial Services 1.61%
Compass Diversified Holdings	855,327	20,579,168

Ground Transportation 1.51%
Saia, Inc.*	46,097	19,261,631

Health Care Equipment & Supplies 3.82%
Cooper Cos., Inc.*	178,172	16,628,793
Integer Holdings Corp.*	160,501	19,061,098
STERIS PLC	55,251	13,191,729
Total		48,881,620

Health Care Providers & Services 1.70%
Molina Healthcare, Inc.*	63,738	21,751,867

Hotels, Restaurants & Leisure 3.23%
Choice Hotels International, Inc.(b)	167,996	21,411,090
Texas Roadhouse, Inc.	113,957	19,898,032
Total		41,309,122

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND July 31, 2024

Investments	Shares	Fair Value
Household Durables 1.18%
Taylor Morrison Home Corp.*	224,350	$15,049,398

Industrial REITS 1.45%
First Industrial Realty Trust, Inc.	338,286	18,511,010

Insurance 4.67%
American Financial Group, Inc.	176,075	23,058,782
RenaissanceRe Holdings Ltd.	77,349	17,938,007
White Mountains Insurance Group Ltd.	10,473	18,704,778
Total		59,701,567

Leisure Products 2.73%
Brunswick Corp.	210,093	17,112,075
YETI Holdings, Inc.*	431,557	17,844,882
Total		34,956,957

Life Sciences Tools & Services 2.84%
Bio-Techne Corp.	211,308	17,240,620
Charles River Laboratories International, Inc.*	77,928	19,022,225
Total		36,262,845

Machinery 3.30%
Columbus McKinnon Corp.	496,695	18,953,881
Crane Co.	145,295	23,308,224
Total		42,262,105

Media 2.04%
Criteo SA ADR*	584,711	26,043,028

Metals & Mining 0.99%
Reliance, Inc.	41,463	12,627,971

Oil, Gas & Consumable Fuels 3.96%
Chesapeake Energy Corp.	288,024	21,984,872
Permian Resources Corp.	1,869,342	28,675,706
Total		50,660,578
Investments	Shares	Fair Value
Professional Services 5.78%
Booz Allen Hamilton Holding Corp.	122,586	$17,567,800
ICF International, Inc.	96,532	14,199,857
Paylocity Holding Corp.*	129,625	19,452,824
WNS Holdings Ltd. (India)*(a)	380,270	22,656,486
Total		73,876,967

Real Estate Management & Development 1.40%
Marcus & Millichap, Inc.	450,556	17,846,523

Residential REITS 1.11%
American Homes 4 Rent Class A	393,483	14,200,801

Semiconductors & Semiconductor Equipment 1.57%
Silicon Motion Technology Corp. ADR	290,042	20,140,516

Software 9.03%
Aspen Technology, Inc.*	85,314	16,034,766
CommVault Systems, Inc.*	263,354	40,253,659
Descartes Systems Group, Inc. (Canada)*(a)	239,710	24,366,522
Dolby Laboratories, Inc. Class A	203,186	16,002,929
Sapiens International Corp. NV (Israel)(a)	482,371	18,764,232
Total		115,422,108

Specialty Retail 1.27%
Valvoline, Inc.*	349,280	16,241,520

Textiles, Apparel & Luxury Goods 1.18%
Deckers Outdoor Corp.*	16,335	15,071,161

Trading Companies & Distributors 3.34%
AerCap Holdings NV (Ireland)(a)	234,395	22,021,410
Core & Main, Inc. Class A*	386,850	20,684,870
Total		42,706,280
Total Common Stocks (cost $919,268,997)		1,271,626,212

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND July 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.44%

Repurchase Agreements 0.69%
Repurchase Agreement dated 7/31/2024, 2.800% due 8/1/2024 with Fixed Income Clearing Corp. collateralized by $9,569,500 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $9,024,151; proceeds: $8,847,885 (cost $8,847,197)	$8,847,197	$8,847,197
Investments	Shares	Fair Value
Money Market Funds 1.57%
Fidelity Government Portfolio(c) (cost $20,094,932)	20,094,932	$20,094,932

Time Deposits 0.18%
CitiBank N.A.(c) (cost $2,232,770)	2,232,770	2,232,770
Total Short-Term Investments (cost $31,174,899)		31,174,899
Total Investments in Securities 101.90% (cost $950,443,896)		1,302,801,111
Other Assets and Liabilities – Net (1.90)%		(24,287,892)
Net Assets 100.00%		$1,278,513,219

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,271,626,212	$–	$–	$1,271,626,212
Short-Term Investments
Repurchase Agreements	–	8,847,197	–	8,847,197
Money Market Funds	20,094,932	–	–	20,094,932
Time Deposits	–	2,232,770	–	2,232,770
Total	$1,291,721,144	$11,079,967	$–	$1,302,801,111

(1)	Refer to Notte 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	45

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following thirteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Focused Growth Fund (“Focused Growth Fund”), Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”), Lord Abbett Focused Small Cap Value (“Focused Small Cap Value Fund), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Fund (“Global Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett Health Care Fund (“Health Care Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett International Value Fund (“International Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”). All funds are diversified except Focused Growth Fund and Focused Large Cap Value Fund.

Each of Focused Large Cap Value Fund’s, Global Equity Fund’s, Health Care Fund’s and International Equity Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund’s, Focused Small Cap Value Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s and Value Opportunities Fund’s investment objective is long-term capital appreciation. Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at

Notes to Schedule of Investments (unaudited)(continued)

the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of July 31, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of July 31, 2024 the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Growth Leaders Fund	$26,635,931	$26,158,192
Health Care Fund	30,650	31,427
Focused Growth Fund	665,821	653,784
International Opportunities Fund	44,898	48,300
Value Opportunities Fund	21,196,974	22,327,702

Notes to Schedule of Investments (unaudited)(concluded)

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended July 31, 2024:

Affiliated Issuer	Value at 10/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss	)	Net Change in Appreciation (Depreciation	)	Value at 7/31/2024	Shares as of 7/31/2024	Dividend Income
Lord Abbett Developing Growth Fund, Inc. - Class I	$100,632,986	$840,725	$(16,506,491)	$2,230,273		$36,104,342		$123,301,835	4,465,840	$–
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	55,517,264	408,737	(5,743,598)	(627,378)		17,837,238		67,392,263	2,125,268	159,299
Lord Abbett Securities Trust - International Opportunities Fund - Class I	109,914,234	2,552,168	(8,655,775)	928,514		22,138,740		126,877,881	6,331,232	2,053,292
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	47,466,817	249,438	(2,701,805)	698,047		18,825,867		64,538,364	3,349,163	–
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	108,566,558	832,176	(13,382,969)	(3,044,772)		39,571,172		132,542,165	5,797,995	333,302
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	109,583,685	2,467,326	(12,250,401)	1,889,091	(a)	31,274,758		131,415,149	6,138,026	419,140
Total				$2,073,775		$165,752,117		$646,067,657		$2,965,033

(a)	Includes $1,549,310 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of July 31, 2024, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	%
Lord Abbett Developing Growth Fund, Inc. - Class I	19.08%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.43%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.64%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.99%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.52%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.34%
Total	100.00%

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Krystal Biotech, Inc.	2.06%
Piper Sandler Cos.	2.02%
Blueprint Medicines Corp.	1.94%
CyberArk Software Ltd.	1.93%
Glaukos Corp.	1.93%
Agilysys, Inc.	1.90%
Varonis Systems, Inc.	1.90%
Crane Co.	1.90%
TransMedics Group, Inc.	1.85%
Appfolio, Inc.	1.72%

Holdings by Sector	% of Investments
Communications	6.78%
Consumer Cyclical	7.73%
Consumer Non-Cyclical	31.53%
Financials	7.45%
Industrials	18.97%
Technology	24.58%
Money Market Funds	1.44%
Time Deposits	0.16%
Repurchase Agreements	1.36%
Total	100.00%

Lord Abbett Securities Trust - Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
Leonardo DRS, Inc.	3.63%
Advanced Energy Industries, Inc.	3.16%
Brady Corp.	3.01%
Bancorp, Inc.	2.94%
First BanCorp	2.83%
Criteo SA	2.81%
Avient Corp.	2.77%
WNS Holdings Ltd.	2.76%
Permian Resources Corp.	2.71%
Columbus McKinnon Corp.	2.68%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Basic Material	4.81%
Communications	2.81%
Consumer Cyclical	12.16%
Consumer Non-Cyclical	8.51%
Energy	9.48%
Financials	34.02%
Industrials	19.51%
Technology	8.36%
Repurchase Agreements	0.34%
Total	100.00%

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Chemring Group PLC	2.22%
Sanwa Holdings Corp.	2.13%
ANDRITZ AG	2.10%
NS Solutions Corp.	1.86%
PALTAC Corp.	1.80%
Okinawa Cellular Telephone Co.	1.65%
REN - Redes Energeticas Nacionais SGPS SA	1.62%
Alamos Gold, Inc.	1.62%
BAWAG Group AG	1.61%
Stroeer SE & Co. KGaA	1.59%

Holdings by Sector	% of Investments
Basic Materials	5.79%
Communications	5.12%
Consumer Cyclical	10.26%
Consumer Non-Cyclical	13.55%
Energy	2.44%
Financials	23.15%
Industrials	23.79%
Technology	11.33%
Utilities	2.39%
Money Market Funds	0.03%
Time Deposits	0.00%
Repurchase Agreements	2.15%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Green Brick Partners, Inc.	2.91%
UFP Technologies, Inc.	2.88%
Vital Farms, Inc.	2.59%
Longboard Pharmaceuticals, Inc.	2.59%
VSE Corp.	2.50%
Twist Bioscience Corp.	2.50%
Alkami Technology, Inc.	2.43%
Agilysys, Inc.	2.38%
Zeta Global Holdings Corp.	2.15%
Blue Bird Corp.	2.14%

Holdings by Sector	% of Investments
Communications	4.10%
Consumer Cyclical	10.95%
Consumer Non-Cyclical	48.95%
Energy	0.76%
Financials	3.66%
Industrials	11.47%
Technology	19.21%
Repurchase Agreements	0.90%
Total	100.00%

Lord Abbett Research Fund, Inc. - Small Cap Value Fund

Ten Largest Holdings	% of Investments
CommVault Systems, Inc.	2.98%
Permian Resources Corp.	2.77%
Leonardo DRS, Inc.	2.41%
Advanced Energy Industries, Inc.	2.39%
Criteo SA	2.31%
Bancorp, Inc.	2.19%
Belden, Inc.	2.14%
Brady Corp.	2.14%
Northern Oil & Gas, Inc.	1.95%
Moelis & Co.	1.93%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector	% of Investments
Basic Materials	6.02%
Communication Services	4.08%
Consumer Cyclical	11.47%
Consumer Non-Cyclical	9.74%
Energy	8.82%
Financials	30.85%
Industrials	17.76%
Technology	9.06%
Utilities	1.52%
Repurchase Agreements	0.68%
Total	100.00%

Lord Abbett Securities Trust - Value Opportunities Fund

Ten Largest Holdings	% of Investments
CommVault Systems, Inc.	3.09%
BJ’s Wholesale Club Holdings, Inc.	2.26%
Permian Resources Corp.	2.20%
Allegion PLC	2.08%
TPG, Inc.	2.01%
Criteo SA	2.00%
TechnipFMC PLC	1.93%
Moelis & Co.	1.91%
EMCOR Group, Inc.	1.88%
Descartes Systems Group, Inc.	1.87%

Holdings by Sector	% of Investments
Basic Materials	5.10%
Communications	2.00%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	14.25%
Energy	5.82%
Financials	21.88%
Industrials	20.66%
Technology	10.92%
Utilities	2.41%
Money Market Funds	1.54%
Time Deposits	0.17%
Repurchase Agreements	0.68%
Total	100.00%

QPHR-SET-3Q

(09/24)